Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statistical Disclosure for Banks [Abstract]
Time deposits with a denomination of $250,000 or more	$ 4,160	$ 2,220